FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

		December 31, 2025
Assets	Total	Level 1	NAV
Shares of registered investment companies	$1,312,358,458	$1,312,358,458	$—
Employer securities	65,612,036	65,612,036	—
Self-directed brokerage funds	48,560,404	48,560,404	—
Common collective trusts (a)	371,044,793	—	371,044,793
Total	$1,797,575,691	$1,426,530,898	$371,044,793

		December 31, 2024
Assets	Total	Level 1	NAV
Shares of registered investment companies	$1,074,390,682	$1,074,390,682	$—
Employer securities	62,406,217	62,406,217	—
Self-directed brokerage funds	34,916,470	34,916,470	—
Common collective trusts (a)	343,909,981	—	343,909,981
Total	$1,515,623,350	$1,171,713,369	$343,909,981

(a)In accordance with FASB ASC 820-10, certain investments that are measured at fair value using NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.